Financial instruments and risk management (Tables)	6 Months Ended
Sep. 30, 2018
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Summary of Fair Value of Derivative Financial Assets and Liabilities Estimated Using Discounted Cash Flow Models, Market Rates and Foreign Exchange

The fair value of the group’s outstanding derivative financial assets and liabilities were estimated using discounted cash flow models and market rates of interest and foreign exchange at the balance sheet date.

	Level 1	Level 2	Level 3	Total held at fair value
30 September 2018	£m	£m	£m	£m
Investments
Fair value through other comprehensive income	38	-	15	53
Fair value through profit and loss	6	-	-	6
Derivative assets
Designated in a hedge	-	1,521	-	1,521
Fair value through profit and loss	-	257	-	257
Total assets	44	1,778	15	1,837
Derivative liabilities
Designated in a hedge	-	564	-	564
Fair value through profit and loss	-	195	-	195
Total liabilities	-	759	-	759

	Level 1	Level 2	Level 3	Total held at fair value
31 March 2018	£m	£m	£m	£m
Investments
Available for sale	32	2,575	14	2,621
Fair value through profit and loss	7	-	-	7
Derivative assets
Designated in a hedge	-	1,248	-	1,248
Fair value through profit and loss	-	261	-	261
Total assets	39	4,084	14	4,137
Derivative liabilities
Designated in a hedge	-	628	-	628
Fair value through profit and loss	-	209	-	209
Total liabilities	-	837	-	837